As filed with the Securities and Exchange Commission on November 16, 2015

Securities Act File No. 333-103022

Investment Company Act File No. 811-21295

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☐
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 404	☒

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☐
Amendment No. 405	☒
(Check appropriate box or boxes)

JPMORGAN TRUST I

(Exact Name of Registrant Specified in Charter)

270 Park Avenue

New York, New York, 10017

(Address of Principal Executive Offices)

Registrant’s Telephone Number, Including Area Code: (800) 480-4111

Frank J. Nasta, Esq.

J.P. Morgan Investment Management Inc.

270 Park Avenue

New York, NY 10017

(Name and Address of Agent for Service)

With copies to:

Carmine Lekstutis, Esq.	Jon S. Rand, Esq.
JPMorgan Chase & Co.	Dechert LLP
270 Park Avenue	1095 Avenue of the Americas
New York, NY 10017	New York, NY 10036

It is proposed that this filing will become effective (check appropriate box):

☒	immediately upon filing pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	on (date) pursuant to paragraph (b).
☐	on pursuant to paragraph (a)(1).
☐	on (date) pursuant to paragraph (a)(2).

If appropriate, check the following box:

☐	The post-effective amendment designates a new effective date for a previously filed post-effective amendment.

EXPLANATORY NOTE

This Post-Effective Amendment No. 404 relates to the following funds:

JPMorgan SmartRetirement Funds

JPMorgan SmartRetirement® Income Fund

JPMorgan SmartRetirement® 2015 Fund

JPMorgan SmartRetirement® 2020 Fund

JPMorgan SmartRetirement® 2025 Fund

JPMorgan SmartRetirement® 2030 Fund

JPMorgan SmartRetirement® 2035 Fund

JPMorgan SmartRetirement® 2040 Fund

JPMorgan SmartRetirement® 2045 Fund

JPMorgan SmartRetirement® 2050 Fund

JPMorgan SmartRetirement® 2055 Fund

SIGNATURE

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant, JPMorgan Trust I, certifies that it meets all the requirements for effectiveness of the Registration Statement under Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment to the Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of New York and State of New York on the 16th day of November, 2015.

JPMORGAN TRUST I

By:	ROBERT L. YOUNG*
Robert L. Young
President and Principal Executive Officer

Pursuant to the requirements of the Securities Act of 1933, this registration statement has been signed below by the following persons in the capacities indicated on November 16, 2015.

	JOHN F. FINN*		MITCHELL M. MERIN*
	John F. Finn Trustee		Mitchell M. Merin Trustee

	DR. MATTHEW GOLDSTEIN*		WILLIAM G. MORTON, JR.*
	Dr. Matthew Goldstein Trustee		William G. Morton, Jr. Trustee

	ROBERT J. HIGGINS*		ROBERT A. ODEN, JR.*
	Robert J. Higgins* Trustee		Robert A. Oden, Jr. Trustee

	FRANKIE D. HUGHES*		MARIAN U. PARDO*
	Frankie D. Hughes Trustee		Marian U. Pardo Trustee

	PETER C. MARSHALL*		FREDERICK W. RUEBECK*
	Peter C. Marshall Trustee		Frederick W. Ruebeck Trustee

	MARY E. MARTINEZ*		JAMES J. SCHONBACHLER*
	Mary E. Martinez Trustee		James J. Schonbachler Trustee

	MARILYN MCCOY*	By	ROBERT L. YOUNG*
	Marilyn McCoy Trustee		Robert L. Young President and Principal Executive Officer

By	LAURA M. DEL PRATO*
Laura M. Del Prato
Treasurer and Principal Financial Officer

*By	/S/ CARMINE LEKSTUTIS
Carmine Lekstutis
Attorney-in-Fact

Exhibit Index

Exhibit Number	Description
EX-101.INS	XBRL Instance Document

EX-101.SCH	XBRL Taxonomy Extension Schema Document

EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase

EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase

EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase

EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase